Accounts receivable, net (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, net	Accounts receivable, net
Accounts receivable, net were as follows:

(In millions)	As of September 30, 2025	As of December 31, 2024
Trade receivables	$2,015	$1,023
Less: allowance for credit losses	(31)	(51)
Other current receivables, net	62	39
Accounts receivable, net	$2,046	$1,011

The changes in the allowance for credit losses were as follows:

(In millions)	2025	2024
Balance as of January 1	$51	$49
Charge-offs	(11)	(1)
Provision for credit losses	6	4
Foreign currency translation and other	(15)	—
Balance as of September 30	$31	$52

Note 5. Accounts receivable, net
Accounts receivable, net were as follows:

	As of December 31,
(In millions)	2024	2023
Trade receivables	$1,023	$1,215
Less: allowance for credit losses	(51)	(49)
Other current receivables	39	47
Accounts receivable, net	$1,011	$1,213

The changes in the allowance for credit losses were as follows:

(In millions)	2024	2023	2022
Balance at beginning of year	$49	$31	$25
Charge-offs	(2)	(3)	(6)
Provisions for credit losses	6	14	—
Foreign currency translation and other	(2)	7	12
Balance at end of year	$51	$49	$31